INVESTMENTS	12 Months Ended
Dec. 31, 2017
Schedule of Investments [Abstract]
INVESTMENTS

12.     INVESTMENTS

	2017	2016
Joint venture	42,346	45,464
Investments in associates	42,115	38,139
Tax incentives, net of allowances for losses	31,579	31,579
Other investments	20,470	20,470

Total	136,510	135,652

Summary of the movements in investment balances

Balance at 2015	154,890

Share of profits of subsidiaries	(5,118)
Associates’ share of other comprehensive income	(8,541)
Other	(5,579)

Balance at 2016	135,652

Share of profits of subsidiaries	(433)
Associates’ share of other comprehensive income	1,949
Other	(658)

Balance at 2017	136,510